                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/00
                                                -------------

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:    225 E. Deerpath
            Suite 260
            Lake Forest, IL 60045


 Form 13F File Number: 28-03749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
Title:    Managing Director
Phone:    847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois                  2/15/01
_____________________  ______________________________________   _______________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                             -----------------------

Form 13F Information Table Entry Total:       132 records
                                             -----------------------

Form 13F Information Table Value Total:      $189,969
                                             -----------------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          _____      28-_____________           ______________________________

          [Repeat as necessary.]

FORM 13F
Lake Forest Capital Management
December 31, 2000

                                                                                                Voting
                                                                                                Authority
                                                                                                ---------
                                 Title                Value      Shares/  Sh/   Put/   Invstmt  Other
Name of Issuer                   of class  CUSIP      (x$1000)   Prn Amt  Prn   Call   Dscretn  Managers  Sole  Shared    None
--------------                   --------  -----      --------   -------  ---   ----   -------  --------  ----  ------    ----
Deutsche International Equity    MFS       055922868      2672   105583.1 SH           Other                             105583.1
Domini Social Equity Fund        MFS       257132100       510    14752.8 SH           Other                              14752.8
Fidelity Dividend Growth Fund    MFS       316389402      4846   161739.7 SH           Other                             161739.7
T. Rowe Price Mid-cap Growth F   MFS       779556109      3695    92862.1 SH           Other                              92862.1
Vanguard European Stock Index    MFS       922042205      2758   106113.8 SH           Other                             106113.8
Vanguard Extended Market Index   MFS       922908207       576      21655 SH           Other                                21655
Vanguard S&P 500 Index Fund      MFS       922908108      6636    54454.5 SH           Other                              54454.5
Vanguard Total Stock Market In   MFS       922908306      3149   107612.3 SH           Other                             107612.3
Vanguard U.S. Growth             MFS       921910105      4196   151760.1 SH           Other                             151760.1
AFLAC Inc.                       COM       001055102      4234      58650 SH           Sole                      8050       56575
                                                            14        200 SH           Other                                  200
AOL Time Warner Inc              COM       00184a105      1352      38859 SH           Sole                      4600       37709
Abbott Labs                      COM       002824100       403       8329 SH           Sole                                  8329
American Home Prods Corp         COM       026609107      2463      38750 SH           Sole                      4775       37500
                                                            13        200 SH           Other                                  200
American International Group I   COM       026874107      3965      40224 SH           Sole                      5755       38722
                                                            14        139 SH           Other                                  139
BP Amoco Plc                     COM       055622104       554      11563 SH           Sole                                 11563
Bristol-Myers Squibb             COM       110122108       363       4906 SH           Sole                                  4906
Caterpillar Inc                  COM       149123101      1839      38875 SH           Sole                      7300       37075
                                                             5        100 SH           Other                                  100
CenturyTel Inc.                  COM       156700106      2497      69852 SH           Sole                      9987       67227
                                                             8        225 SH           Other                                  225
Chase Manhattan                  COM       16161A108      1581      34800 SH           Sole                      4500       33650
                                                             5        100 SH           Other                                  100
Cisco Systems Inc                COM       17275R102      5517     144240 SH           Sole                     13070      141040
Citigroup Inc.                   COM       172967101      5118     100227 SH           Sole                     12784       96646
                                                            13        249 SH           Other                                  249
Coca-Cola                        COM       191216100      2607      42781 SH           Sole                      5721       41301
Conoco Inc.                      COM       208251306       985      34400 SH           Sole                      8075       32325
                                                             9        300 SH           Other                                  300

Conoco Inc. Cl B                 COM       208251405       702      24253 SH           Sole                      1998       23638
Dell Computer Corp               COM       247025109       688      39475 SH           Sole                      8175       37350
                                                             3        200 SH           Other                                  200
Disney Company                   COM       254687106      1240      42840 SH           Sole                      5700       41415
                                                             3        100 SH           Other                                  100
DuPont (E I) de Nemours          COM       263534109      1105      22875 SH           Sole                      4157       21783
                                                             5        100 SH           Other                                  100
EMC Corp.                        COM       268648102      2650      39845 SH           Sole                      4900       38595
                                                             7        100 SH           Other                                  100
Elan Corporation (ADR)           COM       284131208       860      18375 SH           Sole                                 18375
                                                             9        200 SH           Other                                  200
Enron Corp                       COM       293561106      4613      55490 SH           Sole                      7075       53590
                                                            33        400 SH           Other                                  400
ExxonMobil                       COM       30231G102      4900      56359 SH           Sole                      5418       55072
                                                            11        132 SH           Other                                  132
FedEx Corporation                COM       31428x106      1149      28750 SH           Sole                      3975       27700
                                                            12        300 SH           Other                                  300
Federal Home Loan Mtg Corp       COM       313400301      2910      42250 SH           Sole                      7075       40475
                                                            21        300 SH           Other                                  300
General Electric Co              COM       369604103      7732     161290 SH           Sole                     13980      157665
                                                            25        527 SH           Other                                  527
Halliburton Co                   COM       406216101      1623      44772 SH           Sole                      6550       42997
                                                             7        200 SH           Other                                  200
Hewlett-Packard                  COM       428236103      1623      51430 SH           Sole                      6125       49930
                                                             9        300 SH           Other                                  300
Home Depot Inc                   COM       437076102      3853      84343 SH           Sole                      9411       82030
                                                            17        375 SH           Other                                  375
Household Intl Corp              COM       441815107      4099      74526 SH           Sole                     10750       71801
Intel Corp                       COM       458140100      4567     151916 SH           Sole                     12200      148716
                                                            18        600 SH           Other                                  600
International Business Machine   COM       459200101      3154      37110 SH           Sole                      3675       36210
                                                            25        300 SH           Other                                  300
Johnson & Johnson                COM       478160104      2288      21774 SH           Sole                      4211       20699
                                                            11        100 SH           Other                                  100
Kohl's Corp                      COM       500255104      3880      63600 SH           Sole                      6250       61950
                                                            12        200 SH           Other                                  200
Koninklijke Philips Electronic   COM       500472303      2913      80367 SH           Sole                     11161       77580
                                                            13        356 SH           Other                                  356
Lilly Eli & Company              COM       532457108      1680      18049 SH           Sole                      2800       17299
                                                             9        100 SH           Other                                  100

Lucent Technologies              COM       549463107       983      72821 SH           Sole                      9318       70521
                                                             3        200 SH           Other                                  200
MBNA Corp                        COM       55262L100       502      13596 SH           Sole                                 13596
                                                             6        150 SH           Other                                  150
McDonald's Corp                  COM       580135101      1414      41585 SH           Sole                      5375       40310
                                                             7        200 SH           Other                                  200
Medtronic Inc.                   COM       585055106      1828      30280 SH           Sole                      3925       29330
                                                            12        200 SH           Other                                  200
Mellon Financial Corp            COM       585509102      1952      39675 SH           Sole                      4400       38650
Merck & Co                       COM       589331107      3777      40338 SH           Sole                      5073       39038
                                                             2         17 SH           Other                                   17
Microsoft Corporation            COM       594918104      2060      47484 SH           Sole                      5725       46059
Nestle (ADR)                     COM       641069406       518       4445 SH           Sole                                  4445
                                                             6         50 SH           Other                                   50
Nokia Corp (ADR)                 COM       654902204      5706     131181 SH           Sole                     14050      127881
                                                            30        700 SH           Other                                  700
Nortel Networks                  COM       656568102      1867      58240 SH           Sole                      9175       55940
                                                             5        150 SH           Other                                  150
Northern Trust Corp              COM       665859104      2289      28060 SH           Sole                      3250       27210
                                                             1         13 SH           Other                                   13
Oracle Corp                      COM       68389X105      1343      46215 SH           Sole                      5850       44865
                                                             6        200 SH           Other                                  200
PepsiCo Inc                      COM       713448108      3949      79675 SH           Sole                      9225       77300
                                                            15        300 SH           Other                                  300
Pfizer Inc                       COM       717081103      2975      64663 SH           Sole                      9000       62538
                                                            14        300 SH           Other                                  300
Procter & Gamble                 COM       742718109      2112      26922 SH           Sole                      3400       26072
                                                            10        125 SH           Other                                  125
Royal Dutch Petrol (ADR)         COM       780257804      1708      28197 SH           Sole                      2675       27547
SBC Communications Inc           COM       78387G103      3019      63235 SH           Sole                      6375       61635
                                                            10        200 SH           Other                                  200
Schering Plough                  COM       806605101       908      16000 SH           Sole                                 16000
Schlumberger Ltd                 COM       806857108       396       4950 SH           Sole                       300        4950
Sealed Air                       COM       81211K100       683      22400 SH           Sole                      3750       21425
                                                             6        200 SH           Other                                  200
Solectron Corp                   COM       834182107      1220      35980 SH           Sole                      5100       34680
                                                             5        150 SH           Other                                  150
Starbucks Corp                   COM       855244109      3388      76568 SH           Sole                      8073       74643
                                                             9        200 SH           Other                                  200
Sun Microsystems Inc             COM       866810104      2397      85985 SH           Sole                     12125       82985
Sysco Corp                       COM       871829107       240       8000 SH           Sole                                  8000

Telefonica de Espana SA (ADR)    COM       879382208      2299      45978 SH           Sole                      4061       44896
                                                             8        159 SH           Other                                  159
Tellabs Inc                      COM       879664100       688      12185 SH           Sole                                 12185
Texaco Inc                       COM       881694103       710      11425 SH           Sole                       300       11425
Texas Instruments                COM       882508104      1534      32375 SH           Sole                      4500       31175
                                                             5        100 SH           Other                                  100
Veritas Software Co              COM       923436109       433       4950 SH           Sole                                  4950
Verizon Communications           COM       92343v104       308       6146 SH           Sole                                  6146
Wal-Mart Stores                  COM       931142103      1947      36650 SH           Sole                      3250       35875
                                                             5        100 SH           Other                                  100
Walgreen Co                      COM       931422109      3308      79108 SH           Sole                      8865       76883
Watson Pharmaceuticals           COM       942683103      2147      41941 SH           Sole                      6375       40166
                                                             5        100 SH           Other                                  100
Williams Co Inc                  COM       969457100      1972      49375 SH           Sole                      6675       47750
                                                             8        200 SH           Other                                  200
American Legacy Growth Fund II             amerleg        2374     375489 SH           Other                               375489
Guardian Ins Stock Fd (penalty             guardob         840      18511 SH           Other                                18511
Guardian Insurance & Annuity C             guardian3      1383      11358 SH           Other                                11358
Guardian Insurance & Annuity C             guardlib4      1114      24545 SH           Other                                24545
Lincoln Med Cap Equity Fund                lincoln         430      25329 SH           Other                                25329
REPORT SUMMARY                                          189969